Investment Strategy - Innovator Index Autocallable Income Strategy ETF	Sep. 22, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide investors with income distributions and the potential to limit downside losses, as determined by the performance of reference assets linked to the U.S. equity markets, currently the S&P 500® Index, the Russell 2000 Index and the Nasdaq-100® Index (each, a “Market Index” and collectively, the “Market Indices”). The Fund seeks to principally invest in a laddered portfolio of over-the-counter (“OTC”) swap agreements that seek to replicate the defined return characteristics of autocallable notes (the “Autocallable Instruments”). As described further below, each Autocallable Instrument in which the Fund invests is designed to provide the following investment profile:

•   Periodic Income Payments.    Potential for periodic income payments at defined times over the duration of an Autocallable Instrument, contingent on the performance of the worst-performing Market Index.

•   Potential to Limit Downside Losses.    No participation in the losses of any of the Market Indices unless the losses of the worst-performing Market Index exceed a pre-determined investment barrier, in which case the Fund will experience the entirety of the losses of the worst-performing Market Index over the duration the Autocallable Instrument on a one-to-one basis, offset by any income payments received.

The potential returns of each of the Autocallable Instruments in which the Fund will invest are designed to be contingent upon the worst-performing Market Index over the given period. The Fund will have continuous investment exposure to multiple Autocallable Instruments by investing in Autocallable Instruments with differing “maturity dates” and “observation dates,” and such instruments may also have different “coupon rates,” “coupon barrier levels” and “maturity barrier levels” (see “Autocallable Instruments Payout Structure” below). Such laddered investing in Autocallable Instruments seeks to mitigate the risks associated with investing in an unfavorable market environment and help offset the timing risks inherent having the same observation dates and/or maturity date (see “Autocallable Instruments Laddering” below).

The Fund has adopted a policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to invest, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that seek to generate income and provide exposure to the Market Indices. The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate (i.e., hold 25% or more of its total assets) in the securities of a particular industry or group of industries, except that the Fund will concentrate to approximately the same extent as the Market Indices concentrate.

Autocallable Instruments Payout Structure

The Autocallable Instruments have unique mechanics and payout structures that impact the potential return the Fund can expect to receive from an investment in such instruments. The Autocallable Instruments seek to replicate the payout structures of autocallable notes. While the investment results of an autocallable note depends on the performance of the reference asset(s), the payouts, if any, are in the form of coupon payments rather than capital appreciation related to the reference asset. An autocallable note is a debt obligation that is linked to the performance of one or more reference assets that automatically matures (i.e. is “auto-called”) if the reference asset is at or above a defined level (typically its initial level) on predetermined observation dates. In return for being subject to this auto-call contingency, autocallable notes have the potential to provide high coupon payment rates.

The Autocallable Instruments in which the Fund will invest will have the following investment terms:

Investment Term	Investment Function
“Coupon Payment”

Payment made by the counterparty of the Autocallable Instrument to the Fund, typically expressed as a percentage of the notional exposure of the instrument. Payable on the Coupon Observation Date until maturity.

“Autocallable Level”

The level of each Market Index at which the Autocallable Instrument will be automatically redeemed, if the value of the worst performing Market Index exceeds such level on a Call Observation Date. Typically, the Autocallable Level will be set at the initial value of such index upon the execution of the instrument.

“No-Call Period”	Period during which an Autocallable Instrument cannot be called, regardless of the performance of the Market Indices (e.g., 6 months).
“Call Observation Date”

Periodic dates (i.e., quarterly) through the life of the Autocallable Instrument on which each Market Index is measured to evaluate the worst performing Market Index against the Autocallable Level (if outside the No-Call Period).

“Coupon Observation Date”

Periodic dates (i.e., monthly) through the life of the Autocallable Instrument on which each Market Index is measured to evaluate the worst performing Market Index against the Coupon Barrier Level to determine whether the Coupon Payment is made during a given month.

“Coupon Barrier Level”	Threshold amount of loss of the worst performing Market Index which, if exceeded on the Coupon Observation Date, a Coupon Payment will not be made.
“Maturity Date”	Date on which the Autocallable Instrument expires, and amounts are paid out by the parties.
“Maturity Barrier Level”

Threshold amount of loss of the worst performing Market Index which, if exceeded on the Maturity Date, determines the payouts made under the Autocallable Instrument. If the Maturity Barrier Level is not breached, the Fund will retain the full notional value of its investment. If the Maturity Barrier Level is breached, the Fund will experience the percentage of losses experienced by the worst performing Market Index over the duration of the Autocallable Instrument, net of cumulative Coupon Payments.

The performance of the Market Indices for a given Autocallable Instrument is evaluated at one of three categories of measurement dates: (1) the Coupon Observation Dates; (2) the Call Observation Dates; and (3) the Maturity Date. Below is a sample payout structure of an Autocallable Instrument:

Evaluation Timing	Worst Performing Market Index Level	Payout
Coupon Observation Date Evaluation	Greater than the Coupon Barrier Level	The Coupon Payment is made by the counterparty and the Autocallable Instrument continues in existence. The Fund does not participate in any gains or losses of the worst performing Market Index.
	Less than the Coupon Barrier Level	The Coupon Payment is not made by the counterparty, but the Autocallable Instrument continues in existence. The Fund does not participate in any losses of the worst performing Market Index.
Call Observation Date Evaluation	Greater than the Autocallable Level	The Autocallable Instrument is terminated. The Fund does not participate in any gains of the worst performing Market Index
	Less than the Autocallable Level	The Autocallable Instrument continues in existence. Fund does not participate in any losses of the worst performing Market Index.
Maturity Date Evaluation	Greater than the Maturity Barrier Level

The Autocallable Instrument returns the principal amount invested. The Fund experiences no gains or losses of the worst performing Market Index over the duration of the instrument. The gains experienced by the Fund are the cumulative Coupon Payments received.

Less than the Maturity Barrier Level

The Autocallable Instrument returns the principal amount invested, minus the entirety of the percentage of losses of the worst performing Market Index over the duration of the instrument. The losses experienced are equal to the losses of the worst performing Market Index, offset by the cumulative Coupon Payments received.

The anticipated term of the Autocallable Instruments will be approximately 2-years, 3-years and 4-years. The Fund anticipates the Autocallable Instruments will have a 6-month No-Call Period, during which time the Autocallable Instrument will not be called if the worst performing Market Index is greater than the Autocallable Level and will continue to make Coupon Payments if the worst performing Market Index is above the Coupon Barrier Level on a Coupon Observation Date. The Fund seeks to limit downside risk associated with investments in the worst performing of the Market Indices through the operation of the Maturity Barrier Levels attributed to each Autocallable Instrument.

The Autocallable Instruments utilized by the Fund will be evaluated on a particular Coupon Observation Date, Call Observation Date and/or Maturity Date based on the worst-performing Market Index. The Fund anticipates making periodic distributions from the Autocallable Instruments, which will only make Coupon Payments if the Coupon Barrier has not been met or exceeded by the worst-performing Market Index. It is anticipated that the Coupon Barrier Levels for the Autocallable Instruments will be approximately 70% of the Autocallable Level and the Maturity Barrier Levels for the Autocallable Instruments will be approximately 70% of the Autocallable Level. The anticipated Coupon Rate from the Autocallable Instruments will be approximately 8% – 11%.

As Autocallable Instruments are subject to numerous measurement events (e.g., Coupon Observation Date evaluations, Call Observation Date evaluations and Maturity Date evaluations) and performance thresholds (e.g., Autocallable Levels, Coupon Barrier Levels and Maturity Date Levels), its performance can vary greatly. For example, if an Autocallable Instrument had a 1-year maturity, Coupon Observation Dates every month, Call Observation Dates every 3 months and a Coupon Payment of 10%, the maximum payout the Autocallable Instrument could produce for the Fund would be 120%. However, Autocallable Instruments will not produce a given Coupon Payment if on the Coupon Observation Date the worst performing Market Index exceeds the Coupon Barrier Level, and are subject to the loss of the entire notional amount of the Fund’s exposure to such instrument, after cumulative Coupon Payments received (if any), if the worst performing index is less than the Maturity Barrier Level and the Maturity Date Evaluation. The most volatile of the Market Indices may have an outsized impact on the performance of the Fund. For additional information regarding the potential payout profile of a given Autocallable Instrument, see “Additional Information About the Fund’s Principal Investment Strategies” in the Fund’s Prospectus.

Autocallable Instruments Laddering

The Fund will seek to “ladder” its Autocallable Instruments. “Laddering” is an investment technique that utilizes multiple positions with multiple expiration dates, to avoid the risk of reinvesting a large portion of assets in an unfavorable market environment. The Fund will invest in a series of Autocallable Instruments that have different Maturity Dates (e.g. two, three and four years) and Call Observation Dates (quarterly frequency, with staggered months). Upon the maturity or call of any Autocallable Instrument, the Fund will roll the proceeds from such investment into a new Autocallable Instrument with the same Maturity Date. For example, if a two-year Autocallable Instrument is called in the ninth month, the Fund expects to replace the autocalled investment with a new Autocallable Instrument that has a new two-year Maturity Date. Additionally, the Fund will manage the Fund’s inflows and outflows to keep exposure to the Autocallable Instruments to be approximately in equal weights.

This laddered approach of investing is designed to help offset the timing risks inherent in the investment of Autocallable Instruments with a single Maturity Date or Call Observation Date. As a result of the Fund’s laddering, the Fund expects to have continuous exposure to multiple Autocallable Instruments that have varying Maturity Dates, Call Observation Dates, Maturity Barrier Levels, Coupon Barrier Levels and Autocallable Levels to mitigate the risk associated with any one such instrument. As a result, the Fund’s returns are likely to be different than the returns the Fund would produce through investing in a single Autocallable Instrument.

Fund Investments

To implement its principal investment strategies, the Fund will invest in Autocallable Instruments that reference the Market Indices and short-term U.S. Treasury securities (“U.S. T-Bills”) and/or money-market funds. The Autocallable Instruments obtain exposure to the Market Indices by referencing one or more ETFs that seek to track the performance of the specific Market Index, specifically the SPDR® S&P 500® ETF, iShares Russell 2000 ETF and the Invesco QQQ TrustSM, Series 1. Additional information regarding each of the Market Indices is available in the “Additional Information About the Fund’s Principal Investment Strategies” section.

A swap agreement is an instrument entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of the underlying reference assets, as detailed above. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount.” Swap agreements are typically closed out on a net basis. Thus, while the notional amount reflects the Fund’s total investment exposure under an OTC swap agreement, the net amount is the Fund’s current obligations (or rights) under the swap agreements. This net amount represents the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. The Fund will also invest in U.S. T-Bills and/or money market funds to use as collateral for the Autocallable Instruments. U.S. T-Bills are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government. Money market funds are a type of fund that invests in cash, cash equivalents and short-term debt securities, and seeks to generate income while minimizing risk. It is possible for the Fund to lose money by investing in money market funds. Money market funds are subject to management fees and other expenses of those funds, and the Fund will bear proportionately the costs incurred by the money market funds’ operations in addition to the Fund’s management fee. The Fund’s investment in U.S. T-Bills and/or money market funds provides an opportunity for additional income to the Fund.

To provide greater flexibility to manage the Fund’s cash and to invest in income generating assets, the Fund may also utilize offsetting sets of option contracts in a strategy commonly referred to as a “Box Spread.” The Fund intends to use FLexible EXchange® option contracts (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). A “box spread” options strategy typically involves using a synthetic long position coupled with an offsetting synthetic short position through a combination of call and put option contracts. More specifically, the Fund would create a synthetic long position by (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. It would then create the synthetic short position by (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long position. The difference between the strike prices of the synthetic long position and the synthetic short position determines the expiration value (or value at maturity) of the Box Spread. An important feature of the Box Spread construction process is that it seeks to eliminate market risk tied to price movements associated with the underlying options’ reference asset. Once the Box Spread is initiated, its return from the initiation date through expiration will not change due to price movements in the underlying options’ reference assets. The Fund may purchase Box Spreads on various indices or securities based on risk and return considerations. Box Spreads are expected to have return characteristics similar to cash equivalents.

As of the date of this prospectus, through the Autocallable Instruments that provide exposure to the Market Indices, the Fund has significant exposure to the financials, industrials and information technology sectors.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to invest, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that seek to generate income and provide exposure to the Market Indices.